Cover Page	6 Months Ended
Jun. 30, 2020
Entity Information [Line Items]
Document Type	S-4/A
Entity Registrant Name	ASHFORD HOSPITALITY TRUST INC
Entity Filer Category	Accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Central Index Key	0001232582
Amendment Flag	true
AmendmentDescription	This amendment to update the financial statements of the Registration Statement.